Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust
Entity Central Index Key	0001097519
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000029800
Shareholder Report [Line Items]
Fund Name	Columbia California Intermediate Municipal Bond Fund
Class Name	Class A
Trading Symbol	NACMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia California Intermediate Municipal Bond Fund (the Fund) for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$75	0.73%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Sector allocation | An overweight allocation to the airport sector and underweight allocations to the state general obligation (GO) bond and prepaid gas sectors contributed to the Fund’s performance relative to its benchmark during the period.

Sector selection | Security selection in the prepaid gas and education sectors added to relative performance.

Credit quality | Security selection in single-A-rated bonds added to benchmark-relative performance. Overweight allocations to BBB and non-rated bonds also added to relative performance.

Yield carry | The Fund’s higher-than-benchmark yield contributed to benchmark-relative performance.

Top Performance Detractors

Yield curve positioning | The Fund’s yield curve positioning, specifically its overweight to the 20-year maturity space, detracted from benchmark-relative performance. The municipal market delivered strong positive performance across the yield curve as market interest rates declined across the maturity spectrum. The largest rate declines occurred in the short-intermediate space, with bonds under 19 years to maturity realizing larger declines than the longest end of the spectrum, where declines were more modest. The Fund’s overweight position proved to be a headwind as the decline in yield was limited in this space during the period.

Sector security selection | Security selection in the local GO, airport, hospital and continuing care retirement community (CCRC) sectors detracted from relative performance.

Credit quality | Security selection in BBB-rated bonds detracted from performance, relative to the Fund’s benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia California Intermediate Municipal Bond Fund Class A (including sales charges) ($11,323)	Bloomberg Municipal Bond Index ($12,429)	Bloomberg California 3-15 Year Blend Municipal Bond Index ($12,201)
04/16	$9,701	$10,000	$10,000
05/16	$9,722	$10,027	$10,005
06/16	$9,859	$10,187	$10,130
07/16	$9,842	$10,193	$10,145
08/16	$9,862	$10,207	$10,153
09/16	$9,816	$10,156	$10,103
10/16	$9,726	$10,049	$10,010
11/16	$9,352	$9,674	$9,657
12/16	$9,446	$9,788	$9,761
01/17	$9,476	$9,852	$9,841
02/17	$9,541	$9,921	$9,900
03/17	$9,562	$9,942	$9,915
04/17	$9,629	$10,014	$9,986
05/17	$9,761	$10,173	$10,132
06/17	$9,735	$10,137	$10,090
07/17	$9,784	$10,219	$10,178
08/17	$9,879	$10,297	$10,232
09/17	$9,843	$10,244	$10,187
10/17	$9,855	$10,269	$10,206
11/17	$9,801	$10,214	$10,116
12/17	$9,869	$10,321	$10,210
01/18	$9,787	$10,200	$10,112
02/18	$9,758	$10,169	$10,080
03/18	$9,770	$10,207	$10,114
04/18	$9,735	$10,170	$10,083
05/18	$9,833	$10,287	$10,202
06/18	$9,835	$10,295	$10,214
07/18	$9,857	$10,320	$10,247
08/18	$9,870	$10,347	$10,275
09/18	$9,814	$10,280	$10,207
10/18	$9,760	$10,217	$10,148
11/18	$9,850	$10,330	$10,251
12/18	$9,960	$10,453	$10,365
01/19	$10,031	$10,532	$10,448
02/19	$10,080	$10,589	$10,495
03/19	$10,200	$10,756	$10,622
04/19	$10,222	$10,797	$10,644
05/19	$10,361	$10,946	$10,789
06/19	$10,401	$10,986	$10,827
07/19	$10,481	$11,074	$10,922
08/19	$10,610	$11,249	$11,049
09/19	$10,531	$11,159	$10,957
10/19	$10,542	$11,179	$10,983
11/19	$10,551	$11,207	$11,009
12/19	$10,581	$11,241	$11,041
01/20	$10,740	$11,443	$11,216
02/20	$10,848	$11,591	$11,321
03/20	$10,430	$11,170	$11,004
04/20	$10,239	$11,030	$10,925
05/20	$10,538	$11,381	$11,281
06/20	$10,637	$11,475	$11,324
07/20	$10,797	$11,668	$11,492
08/20	$10,756	$11,613	$11,437
09/20	$10,764	$11,616	$11,435
10/20	$10,733	$11,581	$11,408
11/20	$10,873	$11,755	$11,542
12/20	$10,933	$11,827	$11,582
01/21	$10,982	$11,902	$11,623
02/21	$10,807	$11,713	$11,442
03/21	$10,866	$11,786	$11,503
04/21	$10,935	$11,884	$11,579
05/21	$10,964	$11,920	$11,592
06/21	$11,002	$11,953	$11,604
07/21	$11,071	$12,052	$11,694
08/21	$11,037	$12,008	$11,671
09/21	$10,961	$11,921	$11,590
10/21	$10,938	$11,886	$11,556
11/21	$11,007	$11,987	$11,623
12/21	$11,015	$12,007	$11,646
01/22	$10,755	$11,678	$11,319
02/22	$10,699	$11,636	$11,288
03/22	$10,427	$11,259	$10,964
04/22	$10,174	$10,947	$10,713
05/22	$10,297	$11,110	$10,887
06/22	$10,169	$10,928	$10,794
07/22	$10,387	$11,217	$11,062
08/22	$10,240	$10,971	$10,869
09/22	$9,965	$10,550	$10,529
10/22	$9,933	$10,462	$10,492
11/22	$10,258	$10,952	$10,874
12/22	$10,289	$10,983	$10,929
01/23	$10,500	$11,298	$11,187
02/23	$10,318	$11,043	$10,960
03/23	$10,488	$11,288	$11,181
04/23	$10,455	$11,262	$11,141
05/23	$10,381	$11,165	$11,038
06/23	$10,444	$11,276	$11,127
07/23	$10,476	$11,321	$11,175
08/23	$10,412	$11,158	$11,065
09/23	$10,229	$10,831	$10,805
10/23	$10,153	$10,739	$10,743
11/23	$10,563	$11,420	$11,279
12/23	$10,758	$11,686	$11,509
01/24	$10,759	$11,626	$11,475
02/24	$10,758	$11,641	$11,479
03/24	$10,747	$11,641	$11,465
04/24	$10,649	$11,497	$11,330
05/24	$10,606	$11,463	$11,249
06/24	$10,726	$11,639	$11,394
07/24	$10,804	$11,745	$11,494
08/24	$10,870	$11,837	$11,610
09/24	$10,959	$11,954	$11,719
10/24	$10,827	$11,780	$11,567
11/24	$10,949	$11,984	$11,710
12/24	$10,862	$11,809	$11,585
01/25	$10,863	$11,868	$11,618
02/25	$10,973	$11,986	$11,753
03/25	$10,819	$11,783	$11,595
04/25	$10,764	$11,688	$11,500
05/25	$10,777	$11,695	$11,576
06/25	$10,857	$11,768	$11,678
07/25	$10,859	$11,744	$11,722
08/25	$10,941	$11,846	$11,848
09/25	$11,100	$12,121	$12,025
10/25	$11,205	$12,271	$12,129
11/25	$11,230	$12,299	$12,168
12/25	$11,267	$12,310	$12,190
01/26	$11,374	$12,426	$12,320
02/26	$11,476	$12,581	$12,438
03/26	$11,239	$12,289	$12,124
04/26	$11,323	$12,429	$12,201

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	5.19	0.70	1.56
Class A (including sales charges)	2.01	0.09	1.25
Bloomberg Municipal Bond Index	6.34	0.90	2.20
Bloomberg California 3-15 Year Blend Municipal Bond Index	6.10	1.05	2.01

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 267,886,881
Holdings Count | Holding	190
Advisory Fees Paid, Amount	$ 1,364,386
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$267,886,881
Total number of portfolio holdings	190
Management services fees (represents 0.47% of Fund average net assets)	$1,364,386
Portfolio turnover for the reporting period	14%

Holdings [Text Block]	Asset Categories
Table Summary
Municipal Bonds	98.1%
Other	1.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Los Angeles Department of Water & Power, Series 2023D 5.000% 07/01/2041	2.4%
Southern California Public Power Authority, Series 2024A 5.000% 04/01/2055	2.4%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Series 2024B 5.250% 07/01/2042	2.2%
State of California, Series 2021 5.000% 12/01/2036	2.2%
State of California, Series 2024 5.250% 08/01/2044	1.7%
California State University, Series 2024A 5.000% 11/01/2042	1.7%
Los Angeles Unified School District, Series 2018B-1 5.000% 07/01/2032	1.6%
Foothill-Eastern Transportation Corridor Agency, Series 2015 0.000% 01/15/2033	1.5%
Southern California Public Power Authority, Series 2024 5.000% 07/01/2041	1.4%
San Francisco City & County Airport Commission-San Francisco International Airport, Series 2019 5.000% 05/01/2036	1.3%

Material Fund Change [Text Block]
C000255077
Shareholder Report [Line Items]
Fund Name	Columbia California Intermediate Municipal Bond Fund
Class Name	Class S
Trading Symbol	NCMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia California Intermediate Municipal Bond Fund (the Fund) for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Sector allocation | An overweight allocation to the airport sector and underweight allocations to the state general obligation (GO) bond and prepaid gas sectors contributed to the Fund’s performance relative to its benchmark during the period.

Sector selection | Security selection in the prepaid gas and education sectors added to relative performance.

Credit quality | Security selection in single-A-rated bonds added to benchmark-relative performance. Overweight allocations to BBB and non-rated bonds also added to relative performance.

Yield carry | The Fund’s higher-than-benchmark yield contributed to benchmark-relative performance.

Top Performance Detractors

Yield curve positioning | The Fund’s yield curve positioning, specifically its overweight to the 20-year maturity space, detracted from benchmark-relative performance. The municipal market delivered strong positive performance across the yield curve as market interest rates declined across the maturity spectrum. The largest rate declines occurred in the short-intermediate space, with bonds under 19 years to maturity realizing larger declines than the longest end of the spectrum, where declines were more modest. The Fund’s overweight position proved to be a headwind as the decline in yield was limited in this space during the period.

Sector security selection | Security selection in the local GO, airport, hospital and continuing care retirement community (CCRC) sectors detracted from relative performance.

Credit quality | Security selection in BBB-rated bonds detracted from performance, relative to the Fund’s benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia California Intermediate Municipal Bond Fund Class S ($11,964)	Bloomberg Municipal Bond Index ($12,429)	Bloomberg California 3-15 Year Blend Municipal Bond Index ($12,201)
04/16	$10,000	$10,000	$10,000
05/16	$10,014	$10,027	$10,005
06/16	$10,167	$10,187	$10,130
07/16	$10,152	$10,193	$10,145
08/16	$10,164	$10,207	$10,153
09/16	$10,129	$10,156	$10,103
10/16	$10,029	$10,049	$10,010
11/16	$9,653	$9,674	$9,657
12/16	$9,753	$9,788	$9,761
01/17	$9,786	$9,852	$9,841
02/17	$9,845	$9,921	$9,900
03/17	$9,878	$9,942	$9,915
04/17	$9,949	$10,014	$9,986
05/17	$10,088	$10,173	$10,132
06/17	$10,054	$10,137	$10,090
07/17	$10,116	$10,219	$10,178
08/17	$10,207	$10,297	$10,232
09/17	$10,172	$10,244	$10,187
10/17	$10,187	$10,269	$10,206
11/17	$10,132	$10,214	$10,116
12/17	$10,205	$10,321	$10,210
01/18	$10,132	$10,200	$10,112
02/18	$10,094	$10,169	$10,080
03/18	$10,119	$10,207	$10,114
04/18	$10,084	$10,170	$10,083
05/18	$10,178	$10,287	$10,202
06/18	$10,182	$10,295	$10,214
07/18	$10,207	$10,320	$10,247
08/18	$10,233	$10,347	$10,275
09/18	$10,177	$10,280	$10,207
10/18	$10,123	$10,217	$10,148
11/18	$10,218	$10,330	$10,251
12/18	$10,325	$10,453	$10,365
01/19	$10,411	$10,532	$10,448
02/19	$10,454	$10,589	$10,495
03/19	$10,591	$10,756	$10,622
04/19	$10,615	$10,797	$10,644
05/19	$10,762	$10,946	$10,789
06/19	$10,796	$10,986	$10,827
07/19	$10,892	$11,074	$10,922
08/19	$11,029	$11,249	$11,049
09/19	$10,949	$11,159	$10,957
10/19	$10,962	$11,179	$10,983
11/19	$10,974	$11,207	$11,009
12/19	$10,997	$11,241	$11,041
01/20	$11,176	$11,443	$11,216
02/20	$11,290	$11,591	$11,321
03/20	$10,846	$11,170	$11,004
04/20	$10,649	$11,030	$10,925
05/20	$10,974	$11,381	$11,281
06/20	$11,079	$11,475	$11,324
07/20	$11,248	$11,668	$11,492
08/20	$11,208	$11,613	$11,437
09/20	$11,208	$11,616	$11,435
10/20	$11,189	$11,581	$11,408
11/20	$11,337	$11,755	$11,542
12/20	$11,401	$11,827	$11,582
01/21	$11,456	$11,902	$11,623
02/21	$11,275	$11,713	$11,442
03/21	$11,328	$11,786	$11,503
04/21	$11,413	$11,884	$11,579
05/21	$11,446	$11,920	$11,592
06/21	$11,477	$11,953	$11,604
07/21	$11,563	$12,052	$11,694
08/21	$11,529	$12,008	$11,671
09/21	$11,442	$11,921	$11,590
10/21	$11,420	$11,886	$11,556
11/21	$11,505	$11,987	$11,623
12/21	$11,516	$12,007	$11,646
01/22	$11,235	$11,678	$11,319
02/22	$11,189	$11,636	$11,288
03/22	$10,907	$11,259	$10,964
04/22	$10,644	$10,947	$10,713
05/22	$10,775	$11,110	$10,887
06/22	$10,643	$10,928	$10,794
07/22	$10,874	$11,217	$11,062
08/22	$10,721	$10,971	$10,869
09/22	$10,435	$10,550	$10,529
10/22	$10,403	$10,462	$10,492
11/22	$10,746	$10,952	$10,874
12/22	$10,793	$10,983	$10,929
01/23	$11,017	$11,298	$11,187
02/23	$10,827	$11,043	$10,960
03/23	$11,008	$11,288	$11,181
04/23	$10,965	$11,262	$11,141
05/23	$10,889	$11,165	$11,038
06/23	$10,969	$11,276	$11,127
07/23	$10,994	$11,321	$11,175
08/23	$10,929	$11,158	$11,065
09/23	$10,738	$10,831	$10,805
10/23	$10,672	$10,739	$10,743
11/23	$11,095	$11,420	$11,279
12/23	$11,302	$11,686	$11,509
01/24	$11,305	$11,626	$11,475
02/24	$11,306	$11,641	$11,479
03/24	$11,297	$11,641	$11,465
04/24	$11,208	$11,497	$11,330
05/24	$11,165	$11,463	$11,249
06/24	$11,294	$11,639	$11,394
07/24	$11,366	$11,745	$11,494
08/24	$11,438	$11,837	$11,610
09/24	$11,535	$11,954	$11,719
10/24	$11,398	$11,780	$11,567
11/24	$11,540	$11,984	$11,710
12/24	$11,450	$11,809	$11,585
01/25	$11,443	$11,868	$11,618
02/25	$11,561	$11,986	$11,753
03/25	$11,412	$11,783	$11,595
04/25	$11,344	$11,688	$11,500
05/25	$11,372	$11,695	$11,576
06/25	$11,447	$11,768	$11,678
07/25	$11,452	$11,744	$11,722
08/25	$11,540	$11,846	$11,848
09/25	$11,724	$12,121	$12,025
10/25	$11,837	$12,271	$12,129
11/25	$11,866	$12,299	$12,168
12/25	$11,908	$12,310	$12,190
01/26	$12,010	$12,426	$12,320
02/26	$12,133	$12,581	$12,438
03/26	$11,885	$12,289	$12,124
04/26	$11,964	$12,429	$12,201

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	5.46	0.95	1.81
Bloomberg Municipal Bond Index	6.34	0.90	2.20
Bloomberg California 3-15 Year Blend Municipal Bond Index	6.10	1.05	2.01

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 267,886,881
Holdings Count | Holding	190
Advisory Fees Paid, Amount	$ 1,364,386
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$267,886,881
Total number of portfolio holdings	190
Management services fees (represents 0.47% of Fund average net assets)	$1,364,386
Portfolio turnover for the reporting period	14%

Holdings [Text Block]	Asset Categories
Table Summary
Municipal Bonds	98.1%
Other	1.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Los Angeles Department of Water & Power, Series 2023D 5.000% 07/01/2041	2.4%
Southern California Public Power Authority, Series 2024A 5.000% 04/01/2055	2.4%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Series 2024B 5.250% 07/01/2042	2.2%
State of California, Series 2021 5.000% 12/01/2036	2.2%
State of California, Series 2024 5.250% 08/01/2044	1.7%
California State University, Series 2024A 5.000% 11/01/2042	1.7%
Los Angeles Unified School District, Series 2018B-1 5.000% 07/01/2032	1.6%
Foothill-Eastern Transportation Corridor Agency, Series 2015 0.000% 01/15/2033	1.5%
Southern California Public Power Authority, Series 2024 5.000% 07/01/2041	1.4%
San Francisco City & County Airport Commission-San Francisco International Airport, Series 2019 5.000% 05/01/2036	1.3%

Material Fund Change [Text Block]
C000122571
Shareholder Report [Line Items]
Fund Name	Columbia California Intermediate Municipal Bond Fund
Class Name	Institutional 2 Class
Trading Symbol	CNBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia California Intermediate Municipal Bond Fund (the Fund) for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Sector allocation | An overweight allocation to the airport sector and underweight allocations to the state general obligation (GO) bond and prepaid gas sectors contributed to the Fund’s performance relative to its benchmark during the period.

Sector selection | Security selection in the prepaid gas and education sectors added to relative performance.

Credit quality | Security selection in single-A-rated bonds added to benchmark-relative performance. Overweight allocations to BBB and non-rated bonds also added to relative performance.

Yield carry | The Fund’s higher-than-benchmark yield contributed to benchmark-relative performance.

Top Performance Detractors

Yield curve positioning | The Fund’s yield curve positioning, specifically its overweight to the 20-year maturity space, detracted from benchmark-relative performance. The municipal market delivered strong positive performance across the yield curve as market interest rates declined across the maturity spectrum. The largest rate declines occurred in the short-intermediate space, with bonds under 19 years to maturity realizing larger declines than the longest end of the spectrum, where declines were more modest. The Fund’s overweight position proved to be a headwind as the decline in yield was limited in this space during the period.

Sector security selection | Security selection in the local GO, airport, hospital and continuing care retirement community (CCRC) sectors detracted from relative performance.

Credit quality | Security selection in BBB-rated bonds detracted from performance, relative to the Fund’s benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia California Intermediate Municipal Bond Fund Institutional 2 Class ($12,013)	Bloomberg Municipal Bond Index ($12,429)	Bloomberg California 3-15 Year Blend Municipal Bond Index ($12,201)
04/16	$10,000	$10,000	$10,000
05/16	$10,014	$10,027	$10,005
06/16	$10,169	$10,187	$10,130
07/16	$10,154	$10,193	$10,145
08/16	$10,168	$10,207	$10,153
09/16	$10,133	$10,156	$10,103
10/16	$10,043	$10,049	$10,010
11/16	$9,656	$9,674	$9,657
12/16	$9,757	$9,788	$9,761
01/17	$9,792	$9,852	$9,841
02/17	$9,851	$9,921	$9,900
03/17	$9,886	$9,942	$9,915
04/17	$9,958	$10,014	$9,986
05/17	$10,098	$10,173	$10,132
06/17	$10,073	$10,137	$10,090
07/17	$10,127	$10,219	$10,178
08/17	$10,219	$10,297	$10,232
09/17	$10,194	$10,244	$10,187
10/17	$10,200	$10,269	$10,206
11/17	$10,155	$10,214	$10,116
12/17	$10,219	$10,321	$10,210
01/18	$10,145	$10,200	$10,112
02/18	$10,108	$10,169	$10,080
03/18	$10,133	$10,207	$10,114
04/18	$10,099	$10,170	$10,083
05/18	$10,204	$10,287	$10,202
06/18	$10,208	$10,295	$10,214
07/18	$10,234	$10,320	$10,247
08/18	$10,250	$10,347	$10,275
09/18	$10,195	$10,280	$10,207
10/18	$10,141	$10,217	$10,148
11/18	$10,237	$10,330	$10,251
12/18	$10,344	$10,453	$10,365
01/19	$10,432	$10,532	$10,448
02/19	$10,485	$10,589	$10,495
03/19	$10,613	$10,756	$10,622
04/19	$10,638	$10,797	$10,644
05/19	$10,786	$10,946	$10,789
06/19	$10,821	$10,986	$10,827
07/19	$10,917	$11,074	$10,922
08/19	$11,055	$11,249	$11,049
09/19	$10,975	$11,159	$10,957
10/19	$10,989	$11,179	$10,983
11/19	$11,002	$11,207	$11,009
12/19	$11,026	$11,241	$11,041
01/20	$11,206	$11,443	$11,216
02/20	$11,321	$11,591	$11,321
03/20	$10,875	$11,170	$11,004
04/20	$10,677	$11,030	$10,925
05/20	$11,005	$11,381	$11,281
06/20	$11,111	$11,475	$11,324
07/20	$11,282	$11,668	$11,492
08/20	$11,241	$11,613	$11,437
09/20	$11,242	$11,616	$11,435
10/20	$11,223	$11,581	$11,408
11/20	$11,372	$11,755	$11,542
12/20	$11,427	$11,827	$11,582
01/21	$11,482	$11,902	$11,623
02/21	$11,311	$11,713	$11,442
03/21	$11,366	$11,786	$11,503
04/21	$11,452	$11,884	$11,579
05/21	$11,485	$11,920	$11,592
06/21	$11,517	$11,953	$11,604
07/21	$11,593	$12,052	$11,694
08/21	$11,571	$12,008	$11,671
09/21	$11,483	$11,921	$11,590
10/21	$11,461	$11,886	$11,556
11/21	$11,548	$11,987	$11,623
12/21	$11,559	$12,007	$11,646
01/22	$11,277	$11,678	$11,319
02/22	$11,231	$11,636	$11,288
03/22	$10,947	$11,259	$10,964
04/22	$10,682	$10,947	$10,713
05/22	$10,814	$11,110	$10,887
06/22	$10,682	$10,928	$10,794
07/22	$10,914	$11,217	$11,062
08/22	$10,761	$10,971	$10,869
09/22	$10,473	$10,550	$10,529
10/22	$10,441	$10,462	$10,492
11/22	$10,786	$10,952	$10,874
12/22	$10,822	$10,983	$10,929
01/23	$11,048	$11,298	$11,187
02/23	$10,857	$11,043	$10,960
03/23	$11,039	$11,288	$11,181
04/23	$11,007	$11,262	$11,141
05/23	$10,919	$11,165	$11,038
06/23	$11,000	$11,276	$11,127
07/23	$11,036	$11,321	$11,175
08/23	$10,970	$11,158	$11,065
09/23	$10,778	$10,831	$10,805
10/23	$10,701	$10,739	$10,743
11/23	$11,126	$11,420	$11,279
12/23	$11,346	$11,686	$11,509
01/24	$11,338	$11,626	$11,475
02/24	$11,339	$11,641	$11,479
03/24	$11,330	$11,641	$11,465
04/24	$11,240	$11,497	$11,330
05/24	$11,197	$11,463	$11,249
06/24	$11,326	$11,639	$11,394
07/24	$11,399	$11,745	$11,494
08/24	$11,472	$11,837	$11,610
09/24	$11,569	$11,954	$11,719
10/24	$11,443	$11,780	$11,567
11/24	$11,575	$11,984	$11,710
12/24	$11,485	$11,809	$11,585
01/25	$11,477	$11,868	$11,618
02/25	$11,596	$11,986	$11,753
03/25	$11,446	$11,783	$11,595
04/25	$11,378	$11,688	$11,500
05/25	$11,406	$11,695	$11,576
06/25	$11,481	$11,768	$11,678
07/25	$11,486	$11,744	$11,722
08/25	$11,587	$11,846	$11,848
09/25	$11,760	$12,121	$12,025
10/25	$11,874	$12,271	$12,129
11/25	$11,902	$12,299	$12,168
12/25	$11,945	$12,310	$12,190
01/26	$12,048	$12,426	$12,320
02/26	$12,171	$12,581	$12,438
03/26	$11,922	$12,289	$12,124
04/26	$12,013	$12,429	$12,201

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	5.59	0.96	1.85
Bloomberg Municipal Bond Index	6.34	0.90	2.20
Bloomberg California 3-15 Year Blend Municipal Bond Index	6.10	1.05	2.01

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 267,886,881
Holdings Count | Holding	190
Advisory Fees Paid, Amount	$ 1,364,386
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$267,886,881
Total number of portfolio holdings	190
Management services fees (represents 0.47% of Fund average net assets)	$1,364,386
Portfolio turnover for the reporting period	14%

Holdings [Text Block]	Asset Categories
Table Summary
Municipal Bonds	98.1%
Other	1.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Los Angeles Department of Water & Power, Series 2023D 5.000% 07/01/2041	2.4%
Southern California Public Power Authority, Series 2024A 5.000% 04/01/2055	2.4%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Series 2024B 5.250% 07/01/2042	2.2%
State of California, Series 2021 5.000% 12/01/2036	2.2%
State of California, Series 2024 5.250% 08/01/2044	1.7%
California State University, Series 2024A 5.000% 11/01/2042	1.7%
Los Angeles Unified School District, Series 2018B-1 5.000% 07/01/2032	1.6%
Foothill-Eastern Transportation Corridor Agency, Series 2015 0.000% 01/15/2033	1.5%
Southern California Public Power Authority, Series 2024 5.000% 07/01/2041	1.4%
San Francisco City & County Airport Commission-San Francisco International Airport, Series 2019 5.000% 05/01/2036	1.3%

Material Fund Change [Text Block]
C000174633
Shareholder Report [Line Items]
Fund Name	Columbia California Intermediate Municipal Bond Fund
Class Name	Institutional 3 Class
Trading Symbol	CCBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia California Intermediate Municipal Bond Fund (the Fund) for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Sector allocation | An overweight allocation to the airport sector and underweight allocations to the state general obligation (GO) bond and prepaid gas sectors contributed to the Fund’s performance relative to its benchmark during the period.

Sector selection | Security selection in the prepaid gas and education sectors added to relative performance.

Credit quality | Security selection in single-A-rated bonds added to benchmark-relative performance. Overweight allocations to BBB and non-rated bonds also added to relative performance.

Yield carry | The Fund’s higher-than-benchmark yield contributed to benchmark-relative performance.

Top Performance Detractors

Yield curve positioning | The Fund’s yield curve positioning, specifically its overweight to the 20-year maturity space, detracted from benchmark-relative performance. The municipal market delivered strong positive performance across the yield curve as market interest rates declined across the maturity spectrum. The largest rate declines occurred in the short-intermediate space, with bonds under 19 years to maturity realizing larger declines than the longest end of the spectrum, where declines were more modest. The Fund’s overweight position proved to be a headwind as the decline in yield was limited in this space during the period.

Sector security selection | Security selection in the local GO, airport, hospital and continuing care retirement community (CCRC) sectors detracted from relative performance.

Credit quality | Security selection in BBB-rated bonds detracted from performance, relative to the Fund’s benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia California Intermediate Municipal Bond Fund Institutional 3 Class ($12,059)	Bloomberg Municipal Bond Index ($12,429)	Bloomberg California 3-15 Year Blend Municipal Bond Index ($12,201)
04/16	$10,000	$10,000	$10,000
05/16	$10,014	$10,027	$10,005
06/16	$10,167	$10,187	$10,130
07/16	$10,152	$10,193	$10,145
08/16	$10,164	$10,207	$10,153
09/16	$10,129	$10,156	$10,103
10/16	$10,029	$10,049	$10,010
11/16	$9,653	$9,674	$9,657
12/16	$9,753	$9,788	$9,761
01/17	$9,786	$9,852	$9,841
02/17	$9,845	$9,921	$9,900
03/17	$9,878	$9,942	$9,915
04/17	$9,951	$10,014	$9,986
05/17	$10,091	$10,173	$10,132
06/17	$10,067	$10,137	$10,090
07/17	$10,121	$10,219	$10,178
08/17	$10,223	$10,297	$10,232
09/17	$10,189	$10,244	$10,187
10/17	$10,204	$10,269	$10,206
11/17	$10,150	$10,214	$10,116
12/17	$10,224	$10,321	$10,210
01/18	$10,142	$10,200	$10,112
02/18	$10,115	$10,169	$10,080
03/18	$10,130	$10,207	$10,114
04/18	$10,096	$10,170	$10,083
05/18	$10,202	$10,287	$10,202
06/18	$10,206	$10,295	$10,214
07/18	$10,233	$10,320	$10,247
08/18	$10,249	$10,347	$10,275
09/18	$10,194	$10,280	$10,207
10/18	$10,141	$10,217	$10,148
11/18	$10,237	$10,330	$10,251
12/18	$10,355	$10,453	$10,365
01/19	$10,433	$10,532	$10,448
02/19	$10,487	$10,589	$10,495
03/19	$10,615	$10,756	$10,622
04/19	$10,640	$10,797	$10,644
05/19	$10,789	$10,946	$10,789
06/19	$10,834	$10,986	$10,827
07/19	$10,920	$11,074	$10,922
08/19	$11,059	$11,249	$11,049
09/19	$10,979	$11,159	$10,957
10/19	$10,994	$11,179	$10,983
11/19	$11,007	$11,207	$11,009
12/19	$11,041	$11,241	$11,041
01/20	$11,211	$11,443	$11,216
02/20	$11,327	$11,591	$11,321
03/20	$10,893	$11,170	$11,004
04/20	$10,695	$11,030	$10,925
05/20	$11,013	$11,381	$11,281
06/20	$11,119	$11,475	$11,324
07/20	$11,290	$11,668	$11,492
08/20	$11,250	$11,613	$11,437
09/20	$11,252	$11,616	$11,435
10/20	$11,233	$11,581	$11,408
11/20	$11,383	$11,755	$11,542
12/20	$11,448	$11,827	$11,582
01/21	$11,504	$11,902	$11,623
02/21	$11,323	$11,713	$11,442
03/21	$11,378	$11,786	$11,503
04/21	$11,465	$11,884	$11,579
05/21	$11,498	$11,920	$11,592
06/21	$11,530	$11,953	$11,604
07/21	$11,618	$12,052	$11,694
08/21	$11,585	$12,008	$11,671
09/21	$11,498	$11,921	$11,590
10/21	$11,488	$11,886	$11,556
11/21	$11,564	$11,987	$11,623
12/21	$11,576	$12,007	$11,646
01/22	$11,305	$11,678	$11,319
02/22	$11,249	$11,636	$11,288
03/22	$10,965	$11,259	$10,964
04/22	$10,701	$10,947	$10,713
05/22	$10,834	$11,110	$10,887
06/22	$10,702	$10,928	$10,794
07/22	$10,945	$11,217	$11,062
08/22	$10,782	$10,971	$10,869
09/22	$10,494	$10,550	$10,529
10/22	$10,463	$10,462	$10,492
11/22	$10,809	$10,952	$10,874
12/22	$10,856	$10,983	$10,929
01/23	$11,082	$11,298	$11,187
02/23	$10,892	$11,043	$10,960
03/23	$11,063	$11,288	$11,181
04/23	$11,032	$11,262	$11,141
05/23	$10,955	$11,165	$11,038
06/23	$11,037	$11,276	$11,127
07/23	$11,062	$11,321	$11,175
08/23	$10,997	$11,158	$11,065
09/23	$10,805	$10,831	$10,805
10/23	$10,740	$10,739	$10,743
11/23	$11,166	$11,420	$11,279
12/23	$11,375	$11,686	$11,509
01/24	$11,379	$11,626	$11,475
02/24	$11,381	$11,641	$11,479
03/24	$11,373	$11,641	$11,465
04/24	$11,283	$11,497	$11,330
05/24	$11,240	$11,463	$11,249
06/24	$11,371	$11,639	$11,394
07/24	$11,444	$11,745	$11,494
08/24	$11,518	$11,837	$11,610
09/24	$11,615	$11,954	$11,719
10/24	$11,478	$11,780	$11,567
11/24	$11,622	$11,984	$11,710
12/24	$11,532	$11,809	$11,585
01/25	$11,525	$11,868	$11,618
02/25	$11,645	$11,986	$11,753
03/25	$11,495	$11,783	$11,595
04/25	$11,428	$11,688	$11,500
05/25	$11,457	$11,695	$11,576
06/25	$11,532	$11,768	$11,678
07/25	$11,538	$11,744	$11,722
08/25	$11,628	$11,846	$11,848
09/25	$11,813	$12,121	$12,025
10/25	$11,928	$12,271	$12,129
11/25	$11,957	$12,299	$12,168
12/25	$12,000	$12,310	$12,190
01/26	$12,104	$12,426	$12,320
02/26	$12,228	$12,581	$12,438
03/26	$11,979	$12,289	$12,124
04/26	$12,059	$12,429	$12,201

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 ClassFootnote Reference(a)	5.52	1.02	1.89
Bloomberg Municipal Bond Index	6.34	0.90	2.20
Bloomberg California 3-15 Year Blend Municipal Bond Index	6.10	1.05	2.01

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 267,886,881
Holdings Count | Holding	190
Advisory Fees Paid, Amount	$ 1,364,386
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$267,886,881
Total number of portfolio holdings	190
Management services fees (represents 0.47% of Fund average net assets)	$1,364,386
Portfolio turnover for the reporting period	14%

Holdings [Text Block]	Asset Categories
Table Summary
Municipal Bonds	98.1%
Other	1.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Los Angeles Department of Water & Power, Series 2023D 5.000% 07/01/2041	2.4%
Southern California Public Power Authority, Series 2024A 5.000% 04/01/2055	2.4%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Series 2024B 5.250% 07/01/2042	2.2%
State of California, Series 2021 5.000% 12/01/2036	2.2%
State of California, Series 2024 5.250% 08/01/2044	1.7%
California State University, Series 2024A 5.000% 11/01/2042	1.7%
Los Angeles Unified School District, Series 2018B-1 5.000% 07/01/2032	1.6%
Foothill-Eastern Transportation Corridor Agency, Series 2015 0.000% 01/15/2033	1.5%
Southern California Public Power Authority, Series 2024 5.000% 07/01/2041	1.4%
San Francisco City & County Airport Commission-San Francisco International Airport, Series 2019 5.000% 05/01/2036	1.3%

Material Fund Change [Text Block]
C000029803
Shareholder Report [Line Items]
Fund Name	Columbia California Intermediate Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	NCMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia California Intermediate Municipal Bond Fund (the Fund) for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Sector allocation | An overweight allocation to the airport sector and underweight allocations to the state general obligation (GO) bond and prepaid gas sectors contributed to the Fund’s performance relative to its benchmark during the period.

Sector selection | Security selection in the prepaid gas and education sectors added to relative performance.

Credit quality | Security selection in single-A-rated bonds added to benchmark-relative performance. Overweight allocations to BBB and non-rated bonds also added to relative performance.

Yield carry | The Fund’s higher-than-benchmark yield contributed to benchmark-relative performance.

Top Performance Detractors

Yield curve positioning | The Fund’s yield curve positioning, specifically its overweight to the 20-year maturity space, detracted from benchmark-relative performance. The municipal market delivered strong positive performance across the yield curve as market interest rates declined across the maturity spectrum. The largest rate declines occurred in the short-intermediate space, with bonds under 19 years to maturity realizing larger declines than the longest end of the spectrum, where declines were more modest. The Fund’s overweight position proved to be a headwind as the decline in yield was limited in this space during the period.

Sector security selection | Security selection in the local GO, airport, hospital and continuing care retirement community (CCRC) sectors detracted from relative performance.

Credit quality | Security selection in BBB-rated bonds detracted from performance, relative to the Fund’s benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia California Intermediate Municipal Bond Fund Institutional Class ($11,964)	Bloomberg Municipal Bond Index ($12,429)	Bloomberg California 3-15 Year Blend Municipal Bond Index ($12,201)
04/16	$10,000	$10,000	$10,000
05/16	$10,014	$10,027	$10,005
06/16	$10,167	$10,187	$10,130
07/16	$10,152	$10,193	$10,145
08/16	$10,164	$10,207	$10,153
09/16	$10,129	$10,156	$10,103
10/16	$10,029	$10,049	$10,010
11/16	$9,653	$9,674	$9,657
12/16	$9,753	$9,788	$9,761
01/17	$9,786	$9,852	$9,841
02/17	$9,845	$9,921	$9,900
03/17	$9,878	$9,942	$9,915
04/17	$9,949	$10,014	$9,986
05/17	$10,088	$10,173	$10,132
06/17	$10,054	$10,137	$10,090
07/17	$10,116	$10,219	$10,178
08/17	$10,207	$10,297	$10,232
09/17	$10,172	$10,244	$10,187
10/17	$10,187	$10,269	$10,206
11/17	$10,132	$10,214	$10,116
12/17	$10,205	$10,321	$10,210
01/18	$10,132	$10,200	$10,112
02/18	$10,094	$10,169	$10,080
03/18	$10,119	$10,207	$10,114
04/18	$10,084	$10,170	$10,083
05/18	$10,178	$10,287	$10,202
06/18	$10,182	$10,295	$10,214
07/18	$10,207	$10,320	$10,247
08/18	$10,233	$10,347	$10,275
09/18	$10,177	$10,280	$10,207
10/18	$10,123	$10,217	$10,148
11/18	$10,218	$10,330	$10,251
12/18	$10,325	$10,453	$10,365
01/19	$10,411	$10,532	$10,448
02/19	$10,454	$10,589	$10,495
03/19	$10,591	$10,756	$10,622
04/19	$10,615	$10,797	$10,644
05/19	$10,762	$10,946	$10,789
06/19	$10,796	$10,986	$10,827
07/19	$10,892	$11,074	$10,922
08/19	$11,029	$11,249	$11,049
09/19	$10,949	$11,159	$10,957
10/19	$10,962	$11,179	$10,983
11/19	$10,974	$11,207	$11,009
12/19	$10,997	$11,241	$11,041
01/20	$11,176	$11,443	$11,216
02/20	$11,290	$11,591	$11,321
03/20	$10,846	$11,170	$11,004
04/20	$10,649	$11,030	$10,925
05/20	$10,974	$11,381	$11,281
06/20	$11,079	$11,475	$11,324
07/20	$11,248	$11,668	$11,492
08/20	$11,208	$11,613	$11,437
09/20	$11,208	$11,616	$11,435
10/20	$11,189	$11,581	$11,408
11/20	$11,337	$11,755	$11,542
12/20	$11,401	$11,827	$11,582
01/21	$11,456	$11,902	$11,623
02/21	$11,275	$11,713	$11,442
03/21	$11,328	$11,786	$11,503
04/21	$11,413	$11,884	$11,579
05/21	$11,446	$11,920	$11,592
06/21	$11,477	$11,953	$11,604
07/21	$11,563	$12,052	$11,694
08/21	$11,529	$12,008	$11,671
09/21	$11,442	$11,921	$11,590
10/21	$11,420	$11,886	$11,556
11/21	$11,505	$11,987	$11,623
12/21	$11,516	$12,007	$11,646
01/22	$11,235	$11,678	$11,319
02/22	$11,189	$11,636	$11,288
03/22	$10,907	$11,259	$10,964
04/22	$10,644	$10,947	$10,713
05/22	$10,775	$11,110	$10,887
06/22	$10,643	$10,928	$10,794
07/22	$10,874	$11,217	$11,062
08/22	$10,721	$10,971	$10,869
09/22	$10,435	$10,550	$10,529
10/22	$10,403	$10,462	$10,492
11/22	$10,746	$10,952	$10,874
12/22	$10,793	$10,983	$10,929
01/23	$11,017	$11,298	$11,187
02/23	$10,827	$11,043	$10,960
03/23	$11,008	$11,288	$11,181
04/23	$10,965	$11,262	$11,141
05/23	$10,889	$11,165	$11,038
06/23	$10,969	$11,276	$11,127
07/23	$10,994	$11,321	$11,175
08/23	$10,929	$11,158	$11,065
09/23	$10,738	$10,831	$10,805
10/23	$10,672	$10,739	$10,743
11/23	$11,095	$11,420	$11,279
12/23	$11,302	$11,686	$11,509
01/24	$11,305	$11,626	$11,475
02/24	$11,306	$11,641	$11,479
03/24	$11,297	$11,641	$11,465
04/24	$11,208	$11,497	$11,330
05/24	$11,165	$11,463	$11,249
06/24	$11,294	$11,639	$11,394
07/24	$11,366	$11,745	$11,494
08/24	$11,438	$11,837	$11,610
09/24	$11,535	$11,954	$11,719
10/24	$11,398	$11,780	$11,567
11/24	$11,540	$11,984	$11,710
12/24	$11,451	$11,809	$11,585
01/25	$11,443	$11,868	$11,618
02/25	$11,561	$11,986	$11,753
03/25	$11,412	$11,783	$11,595
04/25	$11,345	$11,688	$11,500
05/25	$11,373	$11,695	$11,576
06/25	$11,447	$11,768	$11,678
07/25	$11,452	$11,744	$11,722
08/25	$11,541	$11,846	$11,848
09/25	$11,724	$12,121	$12,025
10/25	$11,838	$12,271	$12,129
11/25	$11,866	$12,299	$12,168
12/25	$11,896	$12,310	$12,190
01/26	$12,011	$12,426	$12,320
02/26	$12,133	$12,581	$12,438
03/26	$11,874	$12,289	$12,124
04/26	$11,964	$12,429	$12,201

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	5.46	0.95	1.81
Bloomberg Municipal Bond Index	6.34	0.90	2.20
Bloomberg California 3-15 Year Blend Municipal Bond Index	6.10	1.05	2.01

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 267,886,881
Holdings Count | Holding	190
Advisory Fees Paid, Amount	$ 1,364,386
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$267,886,881
Total number of portfolio holdings	190
Management services fees (represents 0.47% of Fund average net assets)	$1,364,386
Portfolio turnover for the reporting period	14%

Holdings [Text Block]	Asset Categories
Table Summary
Municipal Bonds	98.1%
Other	1.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Los Angeles Department of Water & Power, Series 2023D 5.000% 07/01/2041	2.4%
Southern California Public Power Authority, Series 2024A 5.000% 04/01/2055	2.4%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Series 2024B 5.250% 07/01/2042	2.2%
State of California, Series 2021 5.000% 12/01/2036	2.2%
State of California, Series 2024 5.250% 08/01/2044	1.7%
California State University, Series 2024A 5.000% 11/01/2042	1.7%
Los Angeles Unified School District, Series 2018B-1 5.000% 07/01/2032	1.6%
Foothill-Eastern Transportation Corridor Agency, Series 2015 0.000% 01/15/2033	1.5%
Southern California Public Power Authority, Series 2024 5.000% 07/01/2041	1.4%
San Francisco City & County Airport Commission-San Francisco International Airport, Series 2019 5.000% 05/01/2036	1.3%

Material Fund Change [Text Block]
C000029792
Shareholder Report [Line Items]
Fund Name	Columbia Short Duration Municipal Bond Fund
Class Name	Class A
Trading Symbol	NSMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Short Duration Municipal Bond Fund (the Fund) for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$65	0.64%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | Overweight positioning to bonds with maturities of less than one year was additive to relative performance during the period.

Security selection | Security selection in the airport, local general obligation (GO), education and lease sectors added to the Fund’s relative performance during the period.

Credit quality | Security selection in AA-rated bonds added to benchmark-relative performance. Overweight allocations to lower-rated investment-grade (A and BBB), BB and non-rated bonds also contributed to relative performance.

Yield carry | The Fund’s exposure to higher-yielding bonds added to benchmark-relative performance.

Sector allocation | An overweight to the industrial development revenue sector added to performance relative to the Fund’s benchmark.

Top Performance Detractors

Security selection | Security selection in industrial development revenue bonds detracted from the Fund’s relative performance during the period.

Credit quality | Security selection in BBB-rated bonds detracted from benchmark-relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Short Duration Municipal Bond Fund Class A (including sales charges) ($11,313)	Bloomberg Municipal Bond Index ($12,429)	Bloomberg 1-5 Year Municipal Bond Index ($11,758)
04/16	$9,896	$10,000	$10,000
05/16	$9,882	$10,027	$9,993
06/16	$9,917	$10,187	$10,041
07/16	$9,932	$10,193	$10,068
08/16	$9,929	$10,207	$10,056
09/16	$9,908	$10,156	$10,020
10/16	$9,897	$10,049	$10,009
11/16	$9,810	$9,674	$9,883
12/16	$9,819	$9,788	$9,912
01/17	$9,857	$9,852	$9,979
02/17	$9,894	$9,921	$10,033
03/17	$9,903	$9,942	$10,032
04/17	$9,921	$10,014	$10,063
05/17	$9,949	$10,173	$10,113
06/17	$9,937	$10,137	$10,088
07/17	$9,973	$10,219	$10,131
08/17	$10,002	$10,297	$10,170
09/17	$9,982	$10,244	$10,137
10/17	$9,983	$10,269	$10,136
11/17	$9,935	$10,214	$10,052
12/17	$9,945	$10,321	$10,072
01/18	$9,956	$10,200	$10,086
02/18	$9,955	$10,169	$10,089
03/18	$9,955	$10,207	$10,082
04/18	$9,937	$10,170	$10,057
05/18	$9,967	$10,287	$10,112
06/18	$9,997	$10,295	$10,149
07/18	$10,019	$10,320	$10,180
08/18	$10,022	$10,347	$10,176
09/18	$9,995	$10,280	$10,138
10/18	$9,998	$10,217	$10,134
11/18	$10,021	$10,330	$10,185
12/18	$10,064	$10,453	$10,250
01/19	$10,106	$10,532	$10,307
02/19	$10,128	$10,589	$10,341
03/19	$10,161	$10,756	$10,386
04/19	$10,174	$10,797	$10,389
05/19	$10,228	$10,946	$10,456
06/19	$10,251	$10,986	$10,502
07/19	$10,294	$11,074	$10,560
08/19	$10,328	$11,249	$10,589
09/19	$10,301	$11,159	$10,536
10/19	$10,325	$11,179	$10,580
11/19	$10,337	$11,207	$10,603
12/19	$10,350	$11,241	$10,625
01/20	$10,412	$11,443	$10,696
02/20	$10,463	$11,591	$10,734
03/20	$10,267	$11,170	$10,581
04/20	$10,239	$11,030	$10,595
05/20	$10,349	$11,381	$10,791
06/20	$10,389	$11,475	$10,813
07/20	$10,450	$11,668	$10,878
08/20	$10,460	$11,613	$10,876
09/20	$10,469	$11,616	$10,889
10/20	$10,458	$11,581	$10,872
11/20	$10,496	$11,755	$10,904
12/20	$10,525	$11,827	$10,925
01/21	$10,553	$11,902	$10,951
02/21	$10,500	$11,713	$10,907
03/21	$10,518	$11,786	$10,934
04/21	$10,545	$11,884	$10,958
05/21	$10,562	$11,920	$10,961
06/21	$10,569	$11,953	$10,962
07/21	$10,595	$12,052	$10,998
08/21	$10,589	$12,008	$10,994
09/21	$10,554	$11,921	$10,970
10/21	$10,538	$11,886	$10,955
11/21	$10,553	$11,987	$10,961
12/21	$10,558	$12,007	$10,965
01/22	$10,413	$11,678	$10,797
02/22	$10,368	$11,636	$10,768
03/22	$10,251	$11,259	$10,600
04/22	$10,156	$10,947	$10,498
05/22	$10,235	$11,110	$10,619
06/22	$10,202	$10,928	$10,608
07/22	$10,303	$11,217	$10,724
08/22	$10,203	$10,971	$10,590
09/22	$10,062	$10,550	$10,409
10/22	$10,054	$10,462	$10,408
11/22	$10,211	$10,952	$10,601
12/22	$10,216	$10,983	$10,617
01/23	$10,353	$11,298	$10,759
02/23	$10,223	$11,043	$10,605
03/23	$10,351	$11,288	$10,762
04/23	$10,326	$11,262	$10,716
05/23	$10,281	$11,165	$10,659
06/23	$10,339	$11,276	$10,723
07/23	$10,367	$11,321	$10,748
08/23	$10,345	$11,158	$10,724
09/23	$10,249	$10,831	$10,622
10/23	$10,247	$10,739	$10,636
11/23	$10,474	$11,420	$10,894
12/23	$10,578	$11,686	$10,997
01/24	$10,578	$11,626	$10,977
02/24	$10,598	$11,641	$10,989
03/24	$10,587	$11,641	$10,976
04/24	$10,556	$11,497	$10,938
05/24	$10,546	$11,463	$10,929
06/24	$10,630	$11,639	$11,015
07/24	$10,705	$11,745	$11,107
08/24	$10,804	$11,837	$11,213
09/24	$10,859	$11,954	$11,269
10/24	$10,788	$11,780	$11,206
11/24	$10,853	$11,984	$11,263
12/24	$10,814	$11,809	$11,225
01/25	$10,871	$11,868	$11,285
02/25	$10,935	$11,986	$11,354
03/25	$10,907	$11,783	$11,337
04/25	$10,877	$11,688	$11,297
05/25	$10,935	$11,695	$11,376
06/25	$11,012	$11,768	$11,457
07/25	$11,068	$11,744	$11,541
08/25	$11,125	$11,846	$11,612
09/25	$11,183	$12,121	$11,632
10/25	$11,198	$12,271	$11,618
11/25	$11,211	$12,299	$11,647
12/25	$11,247	$12,310	$11,686
01/26	$11,316	$12,426	$11,777
02/26	$11,382	$12,581	$11,848
03/26	$11,265	$12,289	$11,736
04/26	$11,313	$12,429	$11,758

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)Footnote Reference(a)	4.00	1.42	1.35
Class A (including sales charges)Footnote Reference(a)	2.98	1.20	1.24
Bloomberg Municipal Bond Index	6.34	0.90	2.20
Bloomberg 1-5 Year Municipal Bond Index	4.09	1.42	1.63

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 248,877,830
Holdings Count | Holding	172
Advisory Fees Paid, Amount	$ 1,285,710
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$248,877,830
Total number of portfolio holdings	172
Management services fees (represents 0.43% of Fund average net assets)	$1,285,710
Portfolio turnover for the reporting period	26%

Holdings [Text Block]

Top States/Territories

Table Summary
New York	13.0%
Texas	12.9%
California	8.0%
New Jersey	5.7%
Alabama	5.3%
Washington	4.9%
Michigan	4.0%
Florida	3.2%
Pennsylvania	3.2%
Missouri	2.7%

Asset Categories

Table Summary
Municipal Bonds	95.4%
Municipal Short Term	3.6%
Other	0.4%

Material Fund Change [Text Block]
C000255076
Shareholder Report [Line Items]
Fund Name	Columbia Short Duration Municipal Bond Fund
Class Name	Class S
Trading Symbol	NSMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Short Duration Municipal Bond Fund (the Fund) for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | Overweight positioning to bonds with maturities of less than one year was additive to relative performance during the period.

Security selection | Security selection in the airport, local general obligation (GO), education and lease sectors added to the Fund’s relative performance during the period.

Credit quality | Security selection in AA-rated bonds added to benchmark-relative performance. Overweight allocations to lower-rated investment-grade (A and BBB), BB and non-rated bonds also contributed to relative performance.

Yield carry | The Fund’s exposure to higher-yielding bonds added to benchmark-relative performance.

Sector allocation | An overweight to the industrial development revenue sector added to performance relative to the Fund’s benchmark.

Top Performance Detractors

Security selection | Security selection in industrial development revenue bonds detracted from the Fund’s relative performance during the period.

Credit quality | Security selection in BBB-rated bonds detracted from benchmark-relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Short Duration Municipal Bond Fund Class S ($11,720)	Bloomberg Municipal Bond Index ($12,429)	Bloomberg 1-5 Year Municipal Bond Index ($11,758)
04/16	$10,000	$10,000	$10,000
05/16	$9,989	$10,027	$9,993
06/16	$10,026	$10,187	$10,041
07/16	$10,044	$10,193	$10,068
08/16	$10,042	$10,207	$10,056
09/16	$10,023	$10,156	$10,020
10/16	$10,014	$10,049	$10,009
11/16	$9,928	$9,674	$9,883
12/16	$9,940	$9,788	$9,912
01/17	$9,990	$9,852	$9,979
02/17	$10,029	$9,921	$10,033
03/17	$10,031	$9,942	$10,032
04/17	$10,051	$10,014	$10,063
05/17	$10,081	$10,173	$10,113
06/17	$10,071	$10,137	$10,088
07/17	$10,110	$10,219	$10,131
08/17	$10,141	$10,297	$10,170
09/17	$10,123	$10,244	$10,137
10/17	$10,126	$10,269	$10,136
11/17	$10,079	$10,214	$10,052
12/17	$10,091	$10,321	$10,072
01/18	$10,105	$10,200	$10,086
02/18	$10,106	$10,169	$10,089
03/18	$10,108	$10,207	$10,082
04/18	$10,092	$10,170	$10,057
05/18	$10,125	$10,287	$10,112
06/18	$10,157	$10,295	$10,149
07/18	$10,181	$10,320	$10,180
08/18	$10,186	$10,347	$10,176
09/18	$10,161	$10,280	$10,138
10/18	$10,166	$10,217	$10,134
11/18	$10,191	$10,330	$10,185
12/18	$10,237	$10,453	$10,250
01/19	$10,283	$10,532	$10,307
02/19	$10,307	$10,589	$10,341
03/19	$10,343	$10,756	$10,386
04/19	$10,358	$10,797	$10,389
05/19	$10,415	$10,946	$10,456
06/19	$10,440	$10,986	$10,502
07/19	$10,487	$11,074	$10,560
08/19	$10,524	$11,249	$10,589
09/19	$10,498	$11,159	$10,536
10/19	$10,525	$11,179	$10,580
11/19	$10,539	$11,207	$10,603
12/19	$10,554	$11,241	$10,625
01/20	$10,620	$11,443	$10,696
02/20	$10,664	$11,591	$10,734
03/20	$10,476	$11,170	$10,581
04/20	$10,450	$11,030	$10,595
05/20	$10,565	$11,381	$10,791
06/20	$10,608	$11,475	$10,813
07/20	$10,672	$11,668	$10,878
08/20	$10,684	$11,613	$10,876
09/20	$10,696	$11,616	$10,889
10/20	$10,687	$11,581	$10,872
11/20	$10,739	$11,755	$10,904
12/20	$10,760	$11,827	$10,925
01/21	$10,791	$11,902	$10,951
02/21	$10,739	$11,713	$10,907
03/21	$10,759	$11,786	$10,934
04/21	$10,789	$11,884	$10,958
05/21	$10,809	$11,920	$10,961
06/21	$10,818	$11,953	$10,962
07/21	$10,848	$12,052	$10,998
08/21	$10,844	$12,008	$10,994
09/21	$10,810	$11,921	$10,970
10/21	$10,796	$11,886	$10,955
11/21	$10,813	$11,987	$10,961
12/21	$10,821	$12,007	$10,965
01/22	$10,675	$11,678	$10,797
02/22	$10,630	$11,636	$10,768
03/22	$10,513	$11,259	$10,600
04/22	$10,418	$10,947	$10,498
05/22	$10,501	$11,110	$10,619
06/22	$10,469	$10,928	$10,608
07/22	$10,575	$11,217	$10,724
08/22	$10,474	$10,971	$10,590
09/22	$10,332	$10,550	$10,409
10/22	$10,326	$10,462	$10,408
11/22	$10,489	$10,952	$10,601
12/22	$10,497	$10,983	$10,617
01/23	$10,640	$11,298	$10,759
02/23	$10,508	$11,043	$10,605
03/23	$10,653	$11,288	$10,762
04/23	$10,618	$11,262	$10,716
05/23	$10,585	$11,165	$10,659
06/23	$10,636	$11,276	$10,723
07/23	$10,668	$11,321	$10,748
08/23	$10,657	$11,158	$10,724
09/23	$10,550	$10,831	$10,622
10/23	$10,551	$10,739	$10,636
11/23	$10,787	$11,420	$10,894
12/23	$10,896	$11,686	$10,997
01/24	$10,898	$11,626	$10,977
02/24	$10,920	$11,641	$10,989
03/24	$10,912	$11,641	$10,976
04/24	$10,882	$11,497	$10,938
05/24	$10,874	$11,463	$10,929
06/24	$10,963	$11,639	$11,015
07/24	$11,042	$11,745	$11,107
08/24	$11,147	$11,837	$11,213
09/24	$11,207	$11,954	$11,269
10/24	$11,134	$11,780	$11,206
11/24	$11,215	$11,984	$11,263
12/24	$11,166	$11,809	$11,225
01/25	$11,227	$11,868	$11,285
02/25	$11,296	$11,986	$11,354
03/25	$11,269	$11,783	$11,337
04/25	$11,241	$11,688	$11,297
05/25	$11,303	$11,695	$11,376
06/25	$11,385	$11,768	$11,457
07/25	$11,445	$11,744	$11,541
08/25	$11,507	$11,846	$11,612
09/25	$11,569	$12,121	$11,632
10/25	$11,586	$12,271	$11,618
11/25	$11,602	$12,299	$11,647
12/25	$11,642	$12,310	$11,686
01/26	$11,716	$12,426	$11,777
02/26	$11,787	$12,581	$11,848
03/26	$11,668	$12,289	$11,736
04/26	$11,720	$12,429	$11,758

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)Footnote Reference(b)	4.26	1.67	1.60
Bloomberg Municipal Bond Index	6.34	0.90	2.20
Bloomberg 1-5 Year Municipal Bond Index	4.09	1.42	1.63

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 248,877,830
Holdings Count | Holding	172
Advisory Fees Paid, Amount	$ 1,285,710
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$248,877,830
Total number of portfolio holdings	172
Management services fees (represents 0.43% of Fund average net assets)	$1,285,710
Portfolio turnover for the reporting period	26%

Holdings [Text Block]

Top States/Territories

Table Summary
New York	13.0%
Texas	12.9%
California	8.0%
New Jersey	5.7%
Alabama	5.3%
Washington	4.9%
Michigan	4.0%
Florida	3.2%
Pennsylvania	3.2%
Missouri	2.7%

Asset Categories

Table Summary
Municipal Bonds	95.4%
Municipal Short Term	3.6%
Other	0.4%

Material Fund Change [Text Block]
C000122570
Shareholder Report [Line Items]
Fund Name	Columbia Short Duration Municipal Bond Fund
Class Name	Institutional 2 Class
Trading Symbol	CNNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Short Duration Municipal Bond Fund (the Fund) for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | Overweight positioning to bonds with maturities of less than one year was additive to relative performance during the period.

Security selection | Security selection in the airport, local general obligation (GO), education and lease sectors added to the Fund’s relative performance during the period.

Credit quality | Security selection in AA-rated bonds added to benchmark-relative performance. Overweight allocations to lower-rated investment-grade (A and BBB), BB and non-rated bonds also contributed to relative performance.

Yield carry | The Fund’s exposure to higher-yielding bonds added to benchmark-relative performance.

Sector allocation | An overweight to the industrial development revenue sector added to performance relative to the Fund’s benchmark.

Top Performance Detractors

Security selection | Security selection in industrial development revenue bonds detracted from the Fund’s relative performance during the period.

Credit quality | Security selection in BBB-rated bonds detracted from benchmark-relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Short Duration Municipal Bond Fund Institutional 2 Class ($11,783)	Bloomberg Municipal Bond Index ($12,429)	Bloomberg 1-5 Year Municipal Bond Index ($11,758)
04/16	$10,000	$10,000	$10,000
05/16	$9,999	$10,027	$9,993
06/16	$10,037	$10,187	$10,041
07/16	$10,056	$10,193	$10,068
08/16	$10,056	$10,207	$10,056
09/16	$10,027	$10,156	$10,020
10/16	$10,029	$10,049	$10,009
11/16	$9,934	$9,674	$9,883
12/16	$9,956	$9,788	$9,912
01/17	$9,997	$9,852	$9,979
02/17	$10,037	$9,921	$10,033
03/17	$10,040	$9,942	$10,032
04/17	$10,061	$10,014	$10,063
05/17	$10,102	$10,173	$10,113
06/17	$10,083	$10,137	$10,088
07/17	$10,123	$10,219	$10,131
08/17	$10,155	$10,297	$10,170
09/17	$10,147	$10,244	$10,137
10/17	$10,149	$10,269	$10,136
11/17	$10,103	$10,214	$10,052
12/17	$10,116	$10,321	$10,072
01/18	$10,129	$10,200	$10,086
02/18	$10,131	$10,169	$10,089
03/18	$10,123	$10,207	$10,082
04/18	$10,117	$10,170	$10,057
05/18	$10,150	$10,287	$10,112
06/18	$10,183	$10,295	$10,149
07/18	$10,198	$10,320	$10,180
08/18	$10,204	$10,347	$10,176
09/18	$10,188	$10,280	$10,138
10/18	$10,184	$10,217	$10,134
11/18	$10,220	$10,330	$10,185
12/18	$10,266	$10,453	$10,250
01/19	$10,302	$10,532	$10,307
02/19	$10,337	$10,589	$10,341
03/19	$10,373	$10,756	$10,386
04/19	$10,389	$10,797	$10,389
05/19	$10,436	$10,946	$10,456
06/19	$10,473	$10,986	$10,502
07/19	$10,519	$11,074	$10,560
08/19	$10,557	$11,249	$10,589
09/19	$10,532	$11,159	$10,536
10/19	$10,549	$11,179	$10,580
11/19	$10,564	$11,207	$10,603
12/19	$10,589	$11,241	$10,625
01/20	$10,656	$11,443	$10,696
02/20	$10,700	$11,591	$10,734
03/20	$10,512	$11,170	$10,581
04/20	$10,476	$11,030	$10,595
05/20	$10,591	$11,381	$10,791
06/20	$10,646	$11,475	$10,813
07/20	$10,710	$11,668	$10,878
08/20	$10,713	$11,613	$10,876
09/20	$10,724	$11,616	$10,889
10/20	$10,726	$11,581	$10,872
11/20	$10,768	$11,755	$10,904
12/20	$10,800	$11,827	$10,925
01/21	$10,821	$11,902	$10,951
02/21	$10,780	$11,713	$10,907
03/21	$10,800	$11,786	$10,934
04/21	$10,831	$11,884	$10,958
05/21	$10,841	$11,920	$10,961
06/21	$10,850	$11,953	$10,962
07/21	$10,890	$12,052	$10,998
08/21	$10,877	$12,008	$10,994
09/21	$10,842	$11,921	$10,970
10/21	$10,829	$11,886	$10,955
11/21	$10,857	$11,987	$10,961
12/21	$10,855	$12,007	$10,965
01/22	$10,709	$11,678	$10,797
02/22	$10,664	$11,636	$10,768
03/22	$10,547	$11,259	$10,600
04/22	$10,462	$10,947	$10,498
05/22	$10,535	$11,110	$10,619
06/22	$10,504	$10,928	$10,608
07/22	$10,611	$11,217	$10,724
08/22	$10,510	$10,971	$10,590
09/22	$10,367	$10,550	$10,409
10/22	$10,362	$10,462	$10,408
11/22	$10,526	$10,952	$10,601
12/22	$10,545	$10,983	$10,617
01/23	$10,679	$11,298	$10,759
02/23	$10,547	$11,043	$10,605
03/23	$10,693	$11,288	$10,762
04/23	$10,669	$11,262	$10,716
05/23	$10,625	$11,165	$10,659
06/23	$10,688	$11,276	$10,723
07/23	$10,709	$11,321	$10,748
08/23	$10,699	$11,158	$10,724
09/23	$10,602	$10,831	$10,622
10/23	$10,593	$10,739	$10,636
11/23	$10,831	$11,420	$10,894
12/23	$10,952	$11,686	$10,997
01/24	$10,944	$11,626	$10,977
02/24	$10,967	$11,641	$10,989
03/24	$10,969	$11,641	$10,976
04/24	$10,928	$11,497	$10,938
05/24	$10,921	$11,463	$10,929
06/24	$11,011	$11,639	$11,015
07/24	$11,102	$11,745	$11,107
08/24	$11,197	$11,837	$11,213
09/24	$11,258	$11,954	$11,269
10/24	$11,197	$11,780	$11,206
11/24	$11,268	$11,984	$11,263
12/24	$11,219	$11,809	$11,225
01/25	$11,292	$11,868	$11,285
02/25	$11,350	$11,986	$11,354
03/25	$11,324	$11,783	$11,337
04/25	$11,296	$11,688	$11,297
05/25	$11,359	$11,695	$11,376
06/25	$11,442	$11,768	$11,457
07/25	$11,502	$11,744	$11,541
08/25	$11,576	$11,846	$11,612
09/25	$11,628	$12,121	$11,632
10/25	$11,646	$12,271	$11,618
11/25	$11,674	$12,299	$11,647
12/25	$11,703	$12,310	$11,686
01/26	$11,790	$12,426	$11,777
02/26	$11,861	$12,581	$11,848
03/26	$11,742	$12,289	$11,736
04/26	$11,783	$12,429	$11,758

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 ClassFootnote Reference(a)	4.32	1.70	1.65
Bloomberg Municipal Bond Index	6.34	0.90	2.20
Bloomberg 1-5 Year Municipal Bond Index	4.09	1.42	1.63

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 248,877,830
Holdings Count | Holding	172
Advisory Fees Paid, Amount	$ 1,285,710
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$248,877,830
Total number of portfolio holdings	172
Management services fees (represents 0.43% of Fund average net assets)	$1,285,710
Portfolio turnover for the reporting period	26%

Holdings [Text Block]

Top States/Territories

Table Summary
New York	13.0%
Texas	12.9%
California	8.0%
New Jersey	5.7%
Alabama	5.3%
Washington	4.9%
Michigan	4.0%
Florida	3.2%
Pennsylvania	3.2%
Missouri	2.7%

Asset Categories

Table Summary
Municipal Bonds	95.4%
Municipal Short Term	3.6%
Other	0.4%

Material Fund Change [Text Block]
C000174632
Shareholder Report [Line Items]
Fund Name	Columbia Short Duration Municipal Bond Fund
Class Name	Institutional 3 Class
Trading Symbol	CSMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Short Duration Municipal Bond Fund (the Fund) for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | Overweight positioning to bonds with maturities of less than one year was additive to relative performance during the period.

Security selection | Security selection in the airport, local general obligation (GO), education and lease sectors added to the Fund’s relative performance during the period.

Credit quality | Security selection in AA-rated bonds added to benchmark-relative performance. Overweight allocations to lower-rated investment-grade (A and BBB), BB and non-rated bonds also contributed to relative performance.

Yield carry | The Fund’s exposure to higher-yielding bonds added to benchmark-relative performance.

Sector allocation | An overweight to the industrial development revenue sector added to performance relative to the Fund’s benchmark.

Top Performance Detractors

Security selection | Security selection in industrial development revenue bonds detracted from the Fund’s relative performance during the period.

Credit quality | Security selection in BBB-rated bonds detracted from benchmark-relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Short Duration Municipal Bond Fund Institutional 3 Class ($11,809)	Bloomberg Municipal Bond Index ($12,429)	Bloomberg 1-5 Year Municipal Bond Index ($11,758)
04/16	$10,000	$10,000	$10,000
05/16	$9,989	$10,027	$9,993
06/16	$10,026	$10,187	$10,041
07/16	$10,044	$10,193	$10,068
08/16	$10,042	$10,207	$10,056
09/16	$10,023	$10,156	$10,020
10/16	$10,014	$10,049	$10,009
11/16	$9,928	$9,674	$9,883
12/16	$9,940	$9,788	$9,912
01/17	$9,990	$9,852	$9,979
02/17	$10,029	$9,921	$10,033
03/17	$10,032	$9,942	$10,032
04/17	$10,053	$10,014	$10,063
05/17	$10,085	$10,173	$10,113
06/17	$10,076	$10,137	$10,088
07/17	$10,116	$10,219	$10,131
08/17	$10,139	$10,297	$10,170
09/17	$10,122	$10,244	$10,137
10/17	$10,125	$10,269	$10,136
11/17	$10,088	$10,214	$10,052
12/17	$10,102	$10,321	$10,072
01/18	$10,115	$10,200	$10,086
02/18	$10,117	$10,169	$10,089
03/18	$10,110	$10,207	$10,082
04/18	$10,095	$10,170	$10,057
05/18	$10,138	$10,287	$10,112
06/18	$10,162	$10,295	$10,149
07/18	$10,186	$10,320	$10,180
08/18	$10,193	$10,347	$10,176
09/18	$10,178	$10,280	$10,138
10/18	$10,174	$10,217	$10,134
11/18	$10,210	$10,330	$10,185
12/18	$10,257	$10,453	$10,250
01/19	$10,293	$10,532	$10,307
02/19	$10,328	$10,589	$10,341
03/19	$10,364	$10,756	$10,386
04/19	$10,381	$10,797	$10,389
05/19	$10,429	$10,946	$10,456
06/19	$10,465	$10,986	$10,502
07/19	$10,512	$11,074	$10,560
08/19	$10,550	$11,249	$10,589
09/19	$10,526	$11,159	$10,536
10/19	$10,543	$11,179	$10,580
11/19	$10,558	$11,207	$10,603
12/19	$10,584	$11,241	$10,625
01/20	$10,651	$11,443	$10,696
02/20	$10,696	$11,591	$10,734
03/20	$10,508	$11,170	$10,581
04/20	$10,472	$11,030	$10,595
05/20	$10,588	$11,381	$10,791
06/20	$10,643	$11,475	$10,813
07/20	$10,708	$11,668	$10,878
08/20	$10,711	$11,613	$10,876
09/20	$10,723	$11,616	$10,889
10/20	$10,725	$11,581	$10,872
11/20	$10,767	$11,755	$10,904
12/20	$10,800	$11,827	$10,925
01/21	$10,822	$11,902	$10,951
02/21	$10,781	$11,713	$10,907
03/21	$10,802	$11,786	$10,934
04/21	$10,833	$11,884	$10,958
05/21	$10,843	$11,920	$10,961
06/21	$10,853	$11,953	$10,962
07/21	$10,893	$12,052	$10,998
08/21	$10,880	$12,008	$10,994
09/21	$10,846	$11,921	$10,970
10/21	$10,833	$11,886	$10,955
11/21	$10,862	$11,987	$10,961
12/21	$10,871	$12,007	$10,965
01/22	$10,714	$11,678	$10,797
02/22	$10,681	$11,636	$10,768
03/22	$10,554	$11,259	$10,600
04/22	$10,469	$10,947	$10,498
05/22	$10,553	$11,110	$10,619
06/22	$10,522	$10,928	$10,608
07/22	$10,619	$11,217	$10,724
08/22	$10,529	$10,971	$10,590
09/22	$10,386	$10,550	$10,409
10/22	$10,371	$10,462	$10,408
11/22	$10,536	$10,952	$10,601
12/22	$10,555	$10,983	$10,617
01/23	$10,690	$11,298	$10,759
02/23	$10,568	$11,043	$10,605
03/23	$10,705	$11,288	$10,762
04/23	$10,681	$11,262	$10,716
05/23	$10,638	$11,165	$10,659
06/23	$10,701	$11,276	$10,723
07/23	$10,723	$11,321	$10,748
08/23	$10,713	$11,158	$10,724
09/23	$10,617	$10,831	$10,622
10/23	$10,608	$10,739	$10,636
11/23	$10,846	$11,420	$10,894
12/23	$10,967	$11,686	$10,997
01/24	$10,971	$11,626	$10,977
02/24	$10,983	$11,641	$10,989
03/24	$10,986	$11,641	$10,976
04/24	$10,956	$11,497	$10,938
05/24	$10,938	$11,463	$10,929
06/24	$11,029	$11,639	$11,015
07/24	$11,121	$11,745	$11,107
08/24	$11,216	$11,837	$11,213
09/24	$11,277	$11,954	$11,269
10/24	$11,217	$11,780	$11,206
11/24	$11,288	$11,984	$11,263
12/24	$11,239	$11,809	$11,225
01/25	$11,313	$11,868	$11,285
02/25	$11,382	$11,986	$11,354
03/25	$11,345	$11,783	$11,337
04/25	$11,317	$11,688	$11,297
05/25	$11,380	$11,695	$11,376
06/25	$11,464	$11,768	$11,457
07/25	$11,525	$11,744	$11,541
08/25	$11,599	$11,846	$11,612
09/25	$11,663	$12,121	$11,632
10/25	$11,670	$12,271	$11,618
11/25	$11,698	$12,299	$11,647
12/25	$11,727	$12,310	$11,686
01/26	$11,814	$12,426	$11,777
02/26	$11,886	$12,581	$11,848
03/26	$11,767	$12,289	$11,736
04/26	$11,809	$12,429	$11,758

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 ClassFootnote Reference(a)Footnote Reference(b)	4.34	1.74	1.68
Bloomberg Municipal Bond Index	6.34	0.90	2.20
Bloomberg 1-5 Year Municipal Bond Index	4.09	1.42	1.63

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 248,877,830
Holdings Count | Holding	172
Advisory Fees Paid, Amount	$ 1,285,710
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$248,877,830
Total number of portfolio holdings	172
Management services fees (represents 0.43% of Fund average net assets)	$1,285,710
Portfolio turnover for the reporting period	26%

Holdings [Text Block]

Top States/Territories

Table Summary
New York	13.0%
Texas	12.9%
California	8.0%
New Jersey	5.7%
Alabama	5.3%
Washington	4.9%
Michigan	4.0%
Florida	3.2%
Pennsylvania	3.2%
Missouri	2.7%

Asset Categories

Table Summary
Municipal Bonds	95.4%
Municipal Short Term	3.6%
Other	0.4%

Material Fund Change [Text Block]
C000029795
Shareholder Report [Line Items]
Fund Name	Columbia Short Duration Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	NSMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Short Duration Municipal Bond Fund (the Fund) for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | Overweight positioning to bonds with maturities of less than one year was additive to relative performance during the period.

Security selection | Security selection in the airport, local general obligation (GO), education and lease sectors added to the Fund’s relative performance during the period.

Credit quality | Security selection in AA-rated bonds added to benchmark-relative performance. Overweight allocations to lower-rated investment-grade (A and BBB), BB and non-rated bonds also contributed to relative performance.

Yield carry | The Fund’s exposure to higher-yielding bonds added to benchmark-relative performance.

Sector allocation | An overweight to the industrial development revenue sector added to performance relative to the Fund’s benchmark.

Top Performance Detractors

Security selection | Security selection in industrial development revenue bonds detracted from the Fund’s relative performance during the period.

Credit quality | Security selection in BBB-rated bonds detracted from benchmark-relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Short Duration Municipal Bond Fund Institutional Class ($11,720)	Bloomberg Municipal Bond Index ($12,429)	Bloomberg 1-5 Year Municipal Bond Index ($11,758)
04/16	$10,000	$10,000	$10,000
05/16	$9,989	$10,027	$9,993
06/16	$10,026	$10,187	$10,041
07/16	$10,044	$10,193	$10,068
08/16	$10,042	$10,207	$10,056
09/16	$10,023	$10,156	$10,020
10/16	$10,014	$10,049	$10,009
11/16	$9,928	$9,674	$9,883
12/16	$9,940	$9,788	$9,912
01/17	$9,990	$9,852	$9,979
02/17	$10,029	$9,921	$10,033
03/17	$10,031	$9,942	$10,032
04/17	$10,051	$10,014	$10,063
05/17	$10,081	$10,173	$10,113
06/17	$10,071	$10,137	$10,088
07/17	$10,110	$10,219	$10,131
08/17	$10,141	$10,297	$10,170
09/17	$10,123	$10,244	$10,137
10/17	$10,126	$10,269	$10,136
11/17	$10,079	$10,214	$10,052
12/17	$10,091	$10,321	$10,072
01/18	$10,105	$10,200	$10,086
02/18	$10,106	$10,169	$10,089
03/18	$10,108	$10,207	$10,082
04/18	$10,092	$10,170	$10,057
05/18	$10,125	$10,287	$10,112
06/18	$10,157	$10,295	$10,149
07/18	$10,181	$10,320	$10,180
08/18	$10,186	$10,347	$10,176
09/18	$10,161	$10,280	$10,138
10/18	$10,166	$10,217	$10,134
11/18	$10,191	$10,330	$10,185
12/18	$10,237	$10,453	$10,250
01/19	$10,283	$10,532	$10,307
02/19	$10,307	$10,589	$10,341
03/19	$10,343	$10,756	$10,386
04/19	$10,358	$10,797	$10,389
05/19	$10,415	$10,946	$10,456
06/19	$10,440	$10,986	$10,502
07/19	$10,487	$11,074	$10,560
08/19	$10,524	$11,249	$10,589
09/19	$10,498	$11,159	$10,536
10/19	$10,525	$11,179	$10,580
11/19	$10,539	$11,207	$10,603
12/19	$10,554	$11,241	$10,625
01/20	$10,620	$11,443	$10,696
02/20	$10,664	$11,591	$10,734
03/20	$10,476	$11,170	$10,581
04/20	$10,450	$11,030	$10,595
05/20	$10,565	$11,381	$10,791
06/20	$10,608	$11,475	$10,813
07/20	$10,672	$11,668	$10,878
08/20	$10,684	$11,613	$10,876
09/20	$10,696	$11,616	$10,889
10/20	$10,687	$11,581	$10,872
11/20	$10,739	$11,755	$10,904
12/20	$10,760	$11,827	$10,925
01/21	$10,791	$11,902	$10,951
02/21	$10,739	$11,713	$10,907
03/21	$10,759	$11,786	$10,934
04/21	$10,789	$11,884	$10,958
05/21	$10,809	$11,920	$10,961
06/21	$10,818	$11,953	$10,962
07/21	$10,848	$12,052	$10,998
08/21	$10,844	$12,008	$10,994
09/21	$10,810	$11,921	$10,970
10/21	$10,796	$11,886	$10,955
11/21	$10,813	$11,987	$10,961
12/21	$10,821	$12,007	$10,965
01/22	$10,675	$11,678	$10,797
02/22	$10,630	$11,636	$10,768
03/22	$10,513	$11,259	$10,600
04/22	$10,418	$10,947	$10,498
05/22	$10,501	$11,110	$10,619
06/22	$10,469	$10,928	$10,608
07/22	$10,575	$11,217	$10,724
08/22	$10,474	$10,971	$10,590
09/22	$10,332	$10,550	$10,409
10/22	$10,326	$10,462	$10,408
11/22	$10,489	$10,952	$10,601
12/22	$10,497	$10,983	$10,617
01/23	$10,640	$11,298	$10,759
02/23	$10,508	$11,043	$10,605
03/23	$10,653	$11,288	$10,762
04/23	$10,618	$11,262	$10,716
05/23	$10,585	$11,165	$10,659
06/23	$10,636	$11,276	$10,723
07/23	$10,668	$11,321	$10,748
08/23	$10,657	$11,158	$10,724
09/23	$10,550	$10,831	$10,622
10/23	$10,551	$10,739	$10,636
11/23	$10,787	$11,420	$10,894
12/23	$10,896	$11,686	$10,997
01/24	$10,898	$11,626	$10,977
02/24	$10,920	$11,641	$10,989
03/24	$10,912	$11,641	$10,976
04/24	$10,882	$11,497	$10,938
05/24	$10,874	$11,463	$10,929
06/24	$10,963	$11,639	$11,015
07/24	$11,042	$11,745	$11,107
08/24	$11,147	$11,837	$11,213
09/24	$11,207	$11,954	$11,269
10/24	$11,135	$11,780	$11,206
11/24	$11,205	$11,984	$11,263
12/24	$11,167	$11,809	$11,225
01/25	$11,228	$11,868	$11,285
02/25	$11,297	$11,986	$11,354
03/25	$11,269	$11,783	$11,337
04/25	$11,241	$11,688	$11,297
05/25	$11,303	$11,695	$11,376
06/25	$11,386	$11,768	$11,457
07/25	$11,445	$11,744	$11,541
08/25	$11,507	$11,846	$11,612
09/25	$11,570	$12,121	$11,632
10/25	$11,587	$12,271	$11,618
11/25	$11,614	$12,299	$11,647
12/25	$11,642	$12,310	$11,686
01/26	$11,717	$12,426	$11,777
02/26	$11,799	$12,581	$11,848
03/26	$11,680	$12,289	$11,736
04/26	$11,720	$12,429	$11,758

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional ClassFootnote Reference(a)	4.26	1.67	1.60
Bloomberg Municipal Bond Index	6.34	0.90	2.20
Bloomberg 1-5 Year Municipal Bond Index	4.09	1.42	1.63

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 248,877,830
Holdings Count | Holding	172
Advisory Fees Paid, Amount	$ 1,285,710
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$248,877,830
Total number of portfolio holdings	172
Management services fees (represents 0.43% of Fund average net assets)	$1,285,710
Portfolio turnover for the reporting period	26%

Holdings [Text Block]

Top States/Territories

Table Summary
New York	13.0%
Texas	12.9%
California	8.0%
New Jersey	5.7%
Alabama	5.3%
Washington	4.9%
Michigan	4.0%
Florida	3.2%
Pennsylvania	3.2%
Missouri	2.7%

Asset Categories

Table Summary
Municipal Bonds	95.4%
Municipal Short Term	3.6%
Other	0.4%

Material Fund Change [Text Block]